NScore Series of Variable Annuities

National Security Life and Annuity Company

National Security Variable Account N

Supplement dated March 3, 2017

to the Prospectuses dated May 1, 2016

The following supplements and amends the prospectuses dated May 1, 2016, as previously supplemented:

The following supplements “Available Funds” in the prospectus.

Available Funds

The following are additional available funds:

Fund	Investment Adviser (Subadviser)
Ohio National Fund, Inc.
ON Conservative Model Portfolio	Ohio National Investments, Inc.
ON Moderately Conservative Model Portfolio	Ohio National Investments, Inc.
ON Balanced Model Portfolio	Ohio National Investments, Inc.
ON Moderate Growth Model Portfolio	Ohio National Investments, Inc.
ON Growth Model Portfolio	Ohio National Investments, Inc.

The following supplements “Investment Restrictions for Certain Optional Riders” in the prospectus.

Investment Restrictions for Certain Optional Riders

Beginning March 3, 2017 if you selected the GMIB Plus with Annual Reset (2009) rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to future purchase payments and transfer requests. If you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the new investment restrictions will not apply to you.

(1)	Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account, if available. See “Fixed Accumulation Account” for more details.

(2)	Any portion of your purchase payments or Contract Value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a)	100% must be allocated to one of the following portfolios: ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio.

or

(b)	(i) at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

(ii) no more than 70% may be allocated to investment options included in Category 2;

(iii) no more than 25% may be allocated to investment options included in Category 3; and

(iv) no more than 15% may be allocated to investment options included in Category 4.

The investment options available for the GMIB Plus with Annual Reset (2009) in each Category are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Core Plus Fixed Income Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Equity Portfolio

Omni Portfolio

S&P 500® Index Portfolio

Strategic Value Portfolio

Nasdaq-100® Index Portfolio

Bristol Portfolio

Bristol Growth Portfolio

Balanced Portfolio

S&P MidCap 400® Index Portfolio

Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Federated Managed Tail Risk Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin Founding Funds Allocation VIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Janus Aspen Series

Janus Portfolio

Balanced Portfolio

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Global Dynamic Multi Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Growth Portfolio

CATEGORY 3

Ohio National Fund, Inc.

International Portfolio

Aggressive Growth Portfolio

High Income Bond Portfolio

Capital Appreciation Portfolio

Mid Cap Opportunity Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Overseas Portfolio

Global Research Portfolio

Lazard Retirement Series

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

CATEGORY 4

Ohio National Fund, Inc.

International Small-Mid Company Portfolio

ClearBridge Small Cap Portfolio

Small Cap Growth Portfolio

Bryton Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Global Natural Resources

Ivy VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio

4